Loans - Impaired Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 142,592	$ 178,968
Unpaid Principal Balance	153,665	203,183
Related Allowance	9,679	17,277
Average Recorded Investment	160,781	173,389
Residential real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,107	15,037
Unpaid Principal Balance	12,737	16,815
Related Allowance	2,529	3,217
Average Recorded Investment	13,572	15,716
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	62,155	106,824
Unpaid Principal Balance	64,597	123,523
Related Allowance	2,017	5,341
Average Recorded Investment	84,490	106,780
Commercial non real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	32,522	31,132
Unpaid Principal Balance	37,882	32,557
Related Allowance	3,927	5,607
Average Recorded Investment	31,827	34,817
Agriculture
Financing Receivable, Impaired [Line Items]
Recorded Investment	35,528	25,563
Unpaid Principal Balance	37,958	29,632
Related Allowance	1,155	3,022
Average Recorded Investment	30,546	15,522
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	280	412
Unpaid Principal Balance	491	656
Related Allowance	51	90
Average Recorded Investment	$ 346	$ 554